Long-Term Debt (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-Term Debt	$ 361,489	$ 510,475	$ 2,127,464
Debt, Current	(50,058)	(71,426)	(51,135)
Long-Term Debt, Excluding Current Maturities	311,431	439,049	779,486
Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt			1,600,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-Term Debt	7,213	9,825	13,135
Note Payable Credit Union [Member]
Debt Instrument [Line Items]
Long-Term Debt	15,514	19,364	24,259
Note Payable S B A [Member]
Debt Instrument [Line Items]
Long-Term Debt	147,735	150,114	153,193
Note Payable Individual [Member]
Debt Instrument [Line Items]
Long-Term Debt			100,000
Note Payable Finance Company [Member]
Debt Instrument [Line Items]
Long-Term Debt			45,832
Note Payable Finance Company 1 [Member]
Debt Instrument [Line Items]
Long-Term Debt		79,963	96,155
G M Financial [Member]
Debt Instrument [Line Items]
Long-Term Debt	$ 191,027	$ 251,209	$ 94,890